Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended				2 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended		2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 13, 2014	Nov. 18, 2014	Oct. 31, 2014	Jul. 31, 2014	Mar. 28, 2014	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Sep. 30, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 20, 2013
Summary Of Significant Accounting Policies [Line Items]
Management agreement, initial term										20 years
Expected term	6 years	6 years	6 years	6 years	7 years	7 years	6 years
Risk free interest rate	1.63%	1.60%	1.60%	1.63%	2.31%	2.31%	1.60%
Expected volatility rate	62.90%	62.90%	62.90%	63.70%	71.40%	71.40%	62.90%
Expected dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Share Price	$ 3.90	$ 3.90	$ 4.30	$ 5.40		$ 4.50	$ 3.90	$ 3.90			$ 4.50
Medical Liability Current						$ 552,561	$ 1,805,554	$ 1,805,554			$ 552,561
non-controlling interest								586,111	0
Debt Instrument, Convertible, Conversion Price																			$ 3.00
Financial Liabilities Fair Value Disclosure							3,316,067	3,316,067
Equity Method Investment, Ownership Percentage						90.00%					90.00%
Convertible Notes Payable [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage					8.00%	8.00%					8.00%
Debt Instrument, Convertible, Conversion Price						$ 10.00					$ 10.00
2014 NNA Financing
Summary Of Significant Accounting Policies [Line Items]
Expected term								6 years 2 months 12 days			7 years
Risk free interest rate								1.83%			2.31%
Expected volatility rate								71.90%			71.40%
Expected dividend rate								0.00%			0.00%
Share Price						$ 4.50	$ 3.80	$ 3.80			$ 4.50
Percentage For Down round financing								100.00%			50.00%
Financial Liabilities Fair Value Disclosure						2,354,624	2,452,201	2,452,201			2,354,624
2014 NNA Financing 8% Convertible Note
Summary Of Significant Accounting Policies [Line Items]
Expected term								4 years 2 months 12 days
Risk free interest rate								1.40%
Expected volatility rate								55.40%
Expected dividend rate								0.00%
Share Price							$ 3.80	$ 3.80
Percentage For Down round financing								100.00%
Debt Instrument, Interest Rate, Stated Percentage							8.00%	8.00%
Debt Instrument, Convertible, Conversion Price							$ 10.00	$ 10.00
Financial Liabilities Fair Value Disclosure							487,630	487,630
Maximum
Summary Of Significant Accounting Policies [Line Items]
Management agreement, initial term						20 years		20 years
Minimum
Summary Of Significant Accounting Policies [Line Items]
Management agreement, initial term						10 years		10 years
Health Care Organization, Patient Service Revenue								20,000
Computer and Software
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										3 years
Furniture and fixtures
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										8 years
Machinery and Equipment
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life										5 years
Medical Malpractise Insurance
Summary Of Significant Accounting Policies [Line Items]
Malpractice Insurance, Coverage Floor										1,000,000
Malpractice Insurance, Annual Coverage Limit										3,000,000
Three Major Customers
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable From Customers						19.50%					19.50%
NNA 8 Convertible Notes
Summary Of Significant Accounting Policies [Line Items]
Expected dividend rate				0.00%
Share Price							$ 4.50	$ 4.50
Customer A | Two Major Customers
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable From Customers						21.70%					21.70%
Customer A | Three Major Customers
Summary Of Significant Accounting Policies [Line Items]
Revenue Of Major Customers Percentage Of Total Revenue						12.70%			15.90%			7.10%	15.20%
Percentage Of Accounts Receivable From Customers							22.70%	22.70%		31.50%
Customer A | One Major Customers
Summary Of Significant Accounting Policies [Line Items]
Revenue Of Major Customers Percentage Of Total Revenue							16.90%	33.90%
Customer B | Two Major Customers
Summary Of Significant Accounting Policies [Line Items]
Percentage Of Accounts Receivable From Customers						9.60%					9.60%
Customer B | Three Major Customers
Summary Of Significant Accounting Policies [Line Items]
Revenue Of Major Customers Percentage Of Total Revenue						11.80%			15.50%			17.60%	14.80%
Percentage Of Accounts Receivable From Customers							16.20%	16.20%		9.90%
Customer C | Three Major Customers
Summary Of Significant Accounting Policies [Line Items]
Revenue Of Major Customers Percentage Of Total Revenue						11.60%			15.20%			24.40%	14.30%
Percentage Of Accounts Receivable From Customers										4.50%
ApolloMed ACO
Summary Of Significant Accounting Policies [Line Items]
Health Care Organization, Patient Service Revenue								5.38						10,980,000
Southern California Heart Centers [Member]
Summary Of Significant Accounting Policies [Line Items]
Health Care Organization, Patient Service Revenue															3,235,921	3,121,549	6,003,783	5,750,677
Advertising Expense															$ 0	$ 17,280	$ 38,956	$ 114,999
Southern California Heart Centers [Member] | Furniture and fixtures | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life															7 years		7 years
Southern California Heart Centers [Member] | Furniture and fixtures | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life															5 years		5 years
Southern California Heart Centers [Member] | Equipment [Member] | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life															7 years		7 years
Southern California Heart Centers [Member] | Equipment [Member] | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life															5 years		5 years
Southern California Heart Centers [Member] | Leasehold Improvements [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life															39 years		39 years